Segmented Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmented Information
26.	SEGMENTED INFORMATION

Operating results of operating segments are reviewed by the Company's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. The Company has determined that it has three reportable operating segments, the San Francisco Mine and Ana Paula Project located in Mexico, and the Florida Canyon Mine located in the US. The Florida Canyon Mine was included as part of the Rye Patch acquisition (note 5) and is a significant operating asset of the Company which is monitored by the CODM.

Other consists primarily of the Company’s corporate assets, derivative assets, warrant liabilities and corporate and administrative expenses which are not allocated to operating segments.

A reporting segment is defined as a component of the Company:

•	that engages in business activities from which it may earn revenues or incur expenses;
•	whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and,
•	for which discrete financial information is available.

The CODM evaluates segment performance based on earnings from operations and capital expenditures.

The Company does not treat the production of gold and silver, the primary two minerals produced at the San Francisco Mine and Florida Canyon Mine, as separate operating segments as they are the output of the same production process, only become separately identifiable as finished goods and are not reported separately from a management perspective.

	Year ended December 31, 2018
Segment results	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
Metal revenues	$67,187	$37,340	$-	$-	$104,527
Production costs	(68,838)	(33,425)	-	-	(102,263)
Depreciation and depletion	(7,175)	(1,425)	-	-	(8,600)
Corporate and administrative expenses	(1,667)	-	22	(10,689)	(12,334)
Loss on sale of asset	-	-	-	(1,589)	(1,589)
Impairment of El Sauzal Plant	-	-	(8,963)	-	(8,963)
(Loss) earnings from operations	$(10,493)	$2,490	$(8,941)	$(12,278)	$(29,222)
Capital expenditures	$11,341	$2,406	$15,759	$19	$29,525

	Year ended December 31, 2017
Segment results	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
Metal revenues	$105,162	$-	$-	$-	$105,162
Production costs	(69,818)	-	-	-	(69,818)
Depreciation and depletion	(4,641)	-	-	-	(4,641)
Corporate and administrative expenses	(2,047)	-	-	(6,590)	(8,637)
Earnings (loss) from operations	$28,656	$-	$-	$(6,590)	$22,066
Capital expenditures	$20,909	$-	$17,256	$163	$38,328

Segment assets and liabilities	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
As at December 31, 2018
Total assets	$91,763	$138,980	$114,496	$3,047	$348,286
Total liabilities	$37,586	$50,669	$1,771	$4,036	$94,062
As at December 31, 2017
Total assets	$89,612	$-	$107,196	$38,827	$235,635
Total liabilities	$33,577	$-	$3,028	$2,445	$39,050

During the years ended December 31, 2018 and 2017, the Company had sales agreements with four major customers. The percentage breakdown of metal revenues by major customer is as follows:

	Years ended December 31,
	2018	2017
Customer A	59%	94%
Customer B	36%	-
Customer C	5%	5%
Customer D	-	1%
Total	100%	100%

Due to the nature of the gold market, the Company is not dependent on any customers to sell finished goods.

The Company’s metal revenues from operations, all of which are derived in Mexico and the United States, for the years ended December 31, 2018 and 2017, are as follows:

	Years ended December 31,
	2018	2017
Gold	$103,838	$104,510
Silver by-product	689	652
	$104,527	$105,162